Tangible Equity Units (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule Of Tangible Equity Units

The aggregate values assigned upon issuance of each component of the Units were as follows (amounts in thousands except Price per Unit):

	Purchase Contracts (equity component)		Mandatory Redeemable Preferred Stock (debt component)	Total
Price per Unit		$798.42	$201.58	$1,000.00
Gross proceeds		137,727	34,773	172,500
Issuance costs		(4,938)	(1,247)	(6,185)
		$132,789	$33,526	$166,315
Balance sheet impact at issuance:
Other long-term assets (deferred financing fees)	$	−	$1,247	$1,247
Current portion of long-term debt		−	10,887	10,887
Long-term debt		−	23,886	23,886
Capital in excess of par value		132,789	−	132,789